ADVANCES FROM THE FEDERAL HOME LOAN BANK (Tables)	12 Months Ended
Jun. 30, 2013
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Abstract]
Schedule Of Federal Home Loan Bank Advances Fhlb Bank [Table Text Block]
Advances from the Federal Home Loan Bank, collateralized at June 30, 2013 and 2012 by pledges of certain residential mortgage loans totaling $31.6 million and $38.2 million, respectively, and the Banks’ investment in Federal Home Loan Bank stock, are summarized as follows:

Maturing year ended June 30, 2013
(in thousands)
2014	$14,555
2015	2,366
2016	623
2017	431
2018	2,328
2019	3,249
2020	189
2021-2031	514
$24,255
Premium assigned to borrowings in CKF Bancorp acquisition, net of amortization	55
$24,310
Maturing year ended June 30, 2012
(in thousands)
2013	$9,810
2014	7,555
2015	2,366
2016	623
2017	431
2018	2,328
2019	3,249
2020-2030	703
$27,065